Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital

12.	Share Capital

Authorized share capital

Unlimited number of common shares without par value.

Issued Share Capital

As at December 31, 2025, the Company had 15,942,823 (2024 - 13,789,728) issued and fully paid common shares.

Private Placements

During the year ended December 31, 2025

On January 15, 2025, the Company issued 1,428,571 common shares at $10.50 per share for gross proceeds of $15,000,000.

During the year ended December 31, 2024

The Company did not complete any private placements during the year ended December 31, 2024.

Shares for Exploration and Evaluation Assets

During the year ended December 31, 2025

On May 6, 2025, the Company issued 169,726 common shares with a fair value of $763,768 pursuant to the agreement the Company entered into with Gold Eagle Mining Inc. (Note 7).

During the year ended December 31, 2024

On January 5, 2024, the Company issued 200,000 common shares with a fair value of $1,050,000 pursuant to the acquisition of 175 federal unpatented uranium mining claims, located in San Juan and Grand Counties in Utah (Note 7).

Shares issued for the Exercise of Warrants

During the year ended December 31, 2025

During the year ended December 31, 2025, the Company issued a total of 554,798 common shares upon the exercise of 554,798 warrants with exercise prices ranging between $4.125 per share and $7.50 per share for gross proceeds of $3,809,385. Upon exercise, the original fair value of the warrants totaling $338,854 was transferred from warrant reserve to share capital.

During the year ended December 31, 2024

During the year ended December 31, 2024, the Company issued a total of 328,412 common shares upon the exercise of 328,412 warrants with exercise prices ranging between $4.125 per share and $7.50 per share for gross proceeds of $2,026,937. Upon exercise, the original fair value of the warrants totaling $234,961 was transferred from warrant reserve to share capital.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

12.	Share Capital (continued)

Warrants

Warrant activity is summarized as follows:

	Number of warrants	Weighted average exercise price
Balance at December 31, 2023	6,140,321	$10.70
Warrants granted	53,333	7.125
Warrants exercised	(328,413)	6.17
Warrants expired	(1,358,278)	9.69
Balance at December 31, 2024	4,506,963	$11.29
Warrants granted	799,000	11.25
Warrants exercised	(554,798)	6.87
Warrants expired	(540,456)	7.33
Balance at December 31, 2025	4,210,709	$12.37

During the year ended December 31, 2025, the weighted average share price on the date of warrants exercised was $9.67 (2024 - $8.25).

Outstanding warrants are summarized as follows:

Number of warrants outstanding	Exercise price	Expiry
2,950,305	$13.50	May 12, 2027
799,000	$11.25	September 26, 2028
461,404	$7.125	October 6, 2028
4,210,709

At December 31, 2025, the weighted average life of warrants was 1.77 (2024 - 2.16) years.

Omnibus Incentive Plan

On June 13, 2025, the Company approved an omnibus incentive plan which allows the Board of Directors of the Company from time to time, in its discretion, and in accordance with the TSX.V requirements, to grant non-transferable stock options, restricted share units and deferred share units (“Awards”) to directors, officers, employees and consultants of the Company (“Participants”). The number of common shares reserved for issuance for stock options and restricted share units will not exceed 10% and 5% of the Company’s issued and outstanding common shares, respectively. Stock options will be exercisable for a period of up to a maximum of ten years from the date of grant.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

12.	Share Capital (continued)

Omnibus Incentive Plan (continued)

In connection with the foregoing, the number of common shares reserved for issuance to any one Participant in a 12-month period will not exceed five percent (5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all investor relation activities and consultants will not exceed two percent (2%) of the issued and outstanding common shares.

Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company. Unvested RSUs shall be forfeited and cancelled following cessation of the optionee’s position with the Company. Each award other than stock options may not be vested before the date that is one year following the grant date of the award. Any stock options granted for investor relations services must vest in stages over a period of not less than 12 months.

Options

The following table summarizes the continuity of the Company’s stock options:

	Number of options	Weighted average exercise price
Balance at December 31, 2023	1,260,904	$7.98
Options expired	(41,333)	15.00
Balance at December 31, 2024	1,219,571	$7.74
Options expired	(70,000)	7.50
Options cancelled	(118,000)	7.54
Options granted	560,572	6.90
Balance at December 31, 2025	1,592,143	$7.47

The weighted average remaining life of the outstanding options at December 31, 2025 was 3.03 (2024 - 2.85) years.

Details of options outstanding, issued and exercisable, as at December 31, 2025 are as follows:

Number of options outstanding and exercisable	Exercise price	Expiry
190,000	$9.00	August 27, 2026
416,667	$7.50	September 20, 2027
424,904	$7.50	October 6, 2028
560,572	$6.90	December 31, 2030
1,592,143

During the year ended December 31, 2025

On December 31, 2025, the Company granted 560,572 incentive stock options to certain directors, officers, and consultants of the Company exercisable at $6.90 per share until December 31, 2030. The options vested immediately. The fair value ascribed to the options was determined to be $3,282,245 using the Black-Scholes Option Pricing Model and was included in the statement of comprehensive loss during the year ended December 31, 2025. The following assumptions were used: Risk free rate of 2.96%; Expected life of 5 years; Expected volatility of 119.02% and Dividend yield of $nil.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

12.	Share Capital (continued)

Options (continued)

During the year ended December 31, 2024

None granted during the year ended December 31, 2024.

Restricted Share Units

On December 31, 2025, the Company entered into Restricted Share Unit Agreements with directors, officers, employees and consultants of the Company to issue a total of 769,401 restricted share units (“RSUs”) which will vest after 12 months on December 31, 2026.

The fair value of the RSUs is measured based on the closing price of the Company’s common shares on the grant date and is recognized as share-based compensation over the vesting period.

Number of RSU’s
Balance at December 31, 2023 and 2024	—
RSUs granted	769,401
Balance at December 31, 2025	769,401

During the year ended December 31, 2025, the Company recognized share-based compensation expense of $14,840 (2024 - $nil) related to the RSU’s, of which $10,128 (2024 - $nil) pertained to directors and officers of the Company.

Reserves

Equity reserve

The equity reserve includes fair value of RSUs issued until such time that the restricted share units vest, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited unvested RSUs are reversed in the period the forfeiture occurs.

Stock option reserve

The stock option reserve includes items recognized as share-based payments expense until such time that the stock options are exercised, at which time the corresponding amount will be transferred to share capital. If the options expire unexercised, forfeited or are cancelled, the amount recorded is transferred to deficit. During the year ended December 31, 2025, $912,566 (2024 - $452,384) was transferred to deficit for options expired unexercised or forfeited.

Warrant reserve

The warrants reserve includes the fair value of the warrants issued for services or issued as part of private placement units until such time that the warrants are exercised, at which time the corresponding amount will be transferred to share capital. If the warrants expire unexercised or are cancelled, the amount recorded remains in the warrants reserve.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

12.	Share Capital (continued)

Reserves (continued)

Foreign exchange reserve

The foreign exchange reserve recognizes the foreign exchange differences resulting from translation of group entities to the presentation currency that have a different functional currency than the presentation currency.